BALANCE SHEET COMPONENTS - Other Long-term Assets (Details) - USD ($) $ in Thousands		Jan. 02, 2022	Jan. 03, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Equity investments without readily determinable fair value (Note 10)		$ 4,000	$ 4,000
Equity method investments (Note 10)		11,230	25,707
Prepaid Forward (Note 11)		32,250	66,718
Prepayment for capital expenditure		34,631	7,271
Restricted cash		24,029	345
Other		8,937	9,413
Other long-term assets	[1]	$ 115,077	$ 113,454

[1]	We have related-party balances for transactions with Tianjin Zhonghuan Semiconductor Co., Ltd, SunPower Corporation (“SunPower”) and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party balances are recorded within the “Accounts receivable, net,” “Accounts payable,” “Accrued liabilities,” “Advances to suppliers, current portion,” “Advances to suppliers, net of current portion,” “Prepaid expenses and other current assets,” “Other long-term assets,” “Contract liabilities, current portion,” “Contract liabilities, net of current portion,” “Other long-term liabilities,” and “Net parent investment” financial statement line items in our Consolidated Balance Sheets (see Note 3, Note 4, Note 6 and Note 10).